NONCONTROLLING INTEREST (Details) - Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2015	Mar. 31, 2014	Dec. 31, 2014	Dec. 31, 2013
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Abstract]
Balance of noncontrolling interest at December 31, 2014	$ 1,184
Loss attributable to noncontrolling interest for the three months ended March 31, 2015	(1,544)	$ 0	$ 1,184	$ 0
Ending balance of noncontrolling interest at March 31, 2015	$ (360)		$ 1,184